UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4084

Hawaiian Tax-Free Trust
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Date of fiscal year end: March 31, 2013

Date of reporting period: June 30, 2013

Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

Hawaiian Tax-Free Trust
Schedule of Investments
June 30, 2013
(unaudited)

Principal	Security	Moody's and S&P
Amount	Description	Ratings	Value	(a)

General Obligation Bonds (57.7%):

	City and County of Honolulu, Hawaii, Prerefunded to 07/01/15@ 100
$7,720,000	5.000%, 07/01/21 NPFG/ FGIC Insured	Aa1/NR***	$8,400,518
1,000,000	5.000%, 07/01/22 NPFG/ FGIC Insured	Aa1/NR***	1,088,150

	City and County of Honolulu, Hawaii, Prerefunded to 07/01/15@ 100
8,270,000	5.000%, 07/01/21 NPFG/ FGIC Insured	Aa1/NR***	8,999,001

	City and County of Honolulu, Hawaii, Prerefunded to 07/01/15@ 100
8,500,000	5.000%, 07/01/17 NPFG Insured	Aa1/NR***	8,901,625

	City and County of Honolulu, Hawaii, Series A
5,000,000	5.000%, 11/01/27	Aa1/NR***	5,634,650
5,000,000	5.000%, 11/01/31	Aa1/NR***	5,471,400
5,000,000	5.000%, 11/01/32	Aa1/NR***	5,446,750
5,000,000	4.000%, 11/01/35	Aa1/NR***	4,927,100

	City and County of Honolulu, Hawaii, Series A
3,000,000	5.000%, 07/01/29 AGM Insured	Aa1/AA-	3,260,790

	City and County of Honolulu, Hawaii, Refunding & Improvement, Series B, ETM
630,000	5.000%, 10/01/13	Aaa/NR	637,371

	City and County of Honolulu, Hawaii, Series A, Prerefunded to 07/01/15 @100
5,000,000	5.000%, 07/01/21 NPFG Insured	Aa1/NR***	5,440,750
5,000,000	5.000%, 07/01/22 NPFG Insured	Aa1/NR***	5,440,750
12,000,000	5.000%, 07/01/28 NPFG Insured	Aa1/NR***	13,057,800

	City and County of Honolulu, Hawaii, Series A, Prerefunded to 07/01/15@ 100
7,000,000	5.000%, 07/01/29 NPFG Insured	Aa1/NR***	7,617,050

	City and County of Honolulu, Hawaii, Series A, Refunding
2,000,000	5.250%, 04/01/17	Aa1/NR***	2,287,780
5,000,000	5.000%, 04/01/19	Aa1/NR***	5,857,400
3,930,000	5.000%, 04/01/20	Aa1/NR***	4,511,483

	City and County of Honolulu, Hawaii, Series A, Refunding, Prerefunded to 07/01/14 @100
8,105,000	5.000%, 07/01/27 NPFG Insured	Aa1/NR***	8,487,961

	City and County of Honolulu, Hawaii, Series B
1,000,000	5.000%, 08/01/19	Aa1/NR***	1,180,910

	City and County of Honolulu, Hawaii, Series B
4,430,000	5.000%, 11/01/21	Aa1/NR***	5,298,280
5,000,000	5.000%, 11/01/22	Aa1/NR***	5,942,500
5,000,000	4.000%, 11/20/27	Aa1/NR***	5,197,300
5,000,000	4.500%, 11/01/28	Aa1/NR***	5,361,850
5,000,000	4.500%, 11/01/29	Aa1/NR***	5,296,700

	City and County of Honolulu, Hawaii, Refunding, Series B
5,000,000	5.000%, 12/01/30	Aa1/NR***	5,544,250
3,000,000	5.000%, 12/01/33	Aa1/NR***	3,285,270
5,000,000	4.750%, 12/01/35	Aa1/NR***	5,304,150

	City and County of Honolulu, Hawaii, Series C, Prerefunded to 07/01/15 @100
6,740,000	5.000%, 07/01/18 NPFG Insured	Aa1/NR***	7,334,131

	City and County of Honolulu, Hawaii, Series D, Prerefunded to 07/01/15@100
2,595,000	5.000%, 07/01/22 AGM - CR NPFG Insured	Aa1/AA-	2,823,749

	City and County of Honolulu, Hawaii, Series D, Prerefunded to 07/01/15 @100
3,750,000	5.000%, 07/01/19 NPFG Insured	Aa1/NR***	4,080,563
6,080,000	5.000%, 07/01/21 NPFG Insured	Aa1/NR***	6,615,952

	City and County of Honolulu, Hawaii, Series D
3,500,000	5.250%, 09/01/26	Aa1/NR***	3,977,785
3,820,000	5.250%, 09/01/27	Aa1/NR***	4,323,018
7,390,000	5.250%, 09/01/28	Aa1/NR***	8,327,569
8,585,000	5.250%, 09/01/30	Aa1/NR***	9,648,424
9,105,000	5.250%, 09/01/31	Aa1/NR***	10,227,464

	City and County of Honolulu, Hawaii, Series F
5,000,000	5.000%, 09/01/19	Aa1/NR***	5,916,200
5,000,000	5.000%, 09/01/20	Aa1/NR***	5,774,350

	City and County of Honolulu, Hawaii, Series F, Prerefunded to 07/01/15 @100
1,000,000	5.250%, 07/01/19 NPFG/ FGIC Insured	Aa1/NR***	1,093,100
5,335,000	5.250%, 07/01/20 NPFG/ FGIC Insured	Aa1/NR***	5,831,689

	City and County of Honolulu, Hawaii, Refunding, Series F, Prerefunded to 07/01/15 @100
1,500,000	5.000%, 07/01/28 NPFG/ FGIC Insured	Aa1/NR***	1,632,225

	City and County of Honolulu, Hawaii, Board of Water Supply System, Refunding Series A
3,010,000	4.750%, 07/01/31 NPFG Insured	Aa2/AA	3,160,651

	City and County of Honolulu, Hawaii, Water Utility Refunding and Improvement, ETM, Collateral: U.S. Government Securities
1,050,000	6.000%, 12/01/15 FGIC/ TCRS Insured	Aa1/NR	1,185,513

	County of Hawaii
1,890,000	5.500%, 07/15/22	Aa2/AA-	2,166,205
2,245,000	5.500%, 07/15/23	Aa2/AA-	2,571,939
1,990,000	5.750%, 07/15/24	Aa2/AA-	2,299,166
2,370,000	5.750%, 07/15/25	Aa2/AA-	2,728,510
3,585,000	6.000%, 07/15/27	Aa2/AA-	4,147,379

	County of Hawaii, Prerefunded to 07/15/14 @100
2,010,000	5.250%, 07/15/21 NPFG Insured	Aa2/AA-	2,113,857

	County of Hawaii, 2010-Series A
1,650,000	5.000%, 03/01/19	Aa2/AA-	1,919,412
2,870,000	5.000%, 03/01/29	Aa2/AA-	3,107,722
1,085,000	5.000%, 03/01/30	Aa2/AA-	1,168,871

	County of Hawaii, 2013-Series A
500,000	5.000%, 09/01/23	Aa2/AA-	585,680
1,000,000	5.000%, 09/01/24	Aa2/AA-	1,159,130
1,000,000	5.000%, 09/01/25	Aa2/AA-	1,147,900
1,575,000	5.000%, 09/01/26	Aa2/AA-	1,789,137
1,000,000	5.000%, 09/01/27	Aa2/AA-	1,125,000
1,000,000	5.000%, 09/01/28	Aa2/AA-	1,114,160

	County of Hawaii, Series A
1,850,000	5.000%, 07/15/20 AGC Insured	Aa2/AA-	2,021,699

	County of Hawaii, Series A
2,000,000	5.000%, 07/15/17 AMBAC Insured	Aa2/AA-	2,285,620

	County of Hawaii Series A
1,500,000	5.000%, 09/01/30	Aa2/AA-	1,646,610

	County of Hawaii, Series A, Prerefunded to 07/15/13 @100
1,000,000	5.000%, 07/15/16 AGM Insured	Aa2/AA-	1,001,590
2,000,000	5.000%, 07/15/17 AGM Insured	Aa2/AA-	2,003,180
1,000,000	5.000%, 07/15/18 AGM Insured	Aa2/AA-	1,001,590
1,500,000	5.000%, 07/15/19 AGM Insured	Aa2/AA-	1,502,385

	County of Kauai, Hawaii, Series A
500,000	2.000%, 08/01/16	Aa2/AA	514,810

	County of Kauai, Hawaii, Series A, Prerefunded to 08/01/15 @100
1,000,000	5.000%, 08/01/23 NPFG/ FGIC Insured	Aa2/AA	1,091,800
1,555,000	5.000%, 08/01/24 NPFG/ FGIC Insured	Aa2/AA	1,697,749
1,500,000	5.000%, 08/01/25 NPFG/ FGIC Insured	Aa2/AA	1,637,700
1,000,000	5.000%, 08/01/28 NPFG/ FGIC Insured	Aa2/AA	1,091,800
1,000,000	5.000%, 08/01/29 NPFG/ FGIC Insured	Aa2/AA	1,091,800

	County of Kauai, Hawaii, 2005-Series A, Prerefunded to 08/01/15 @ 100
845,000	5.000%, 08/01/16 NPFG/ FGIC Insured	Aa2/A	922,571
1,080,000	5.000%, 08/01/17 NPFG/ FGIC Insured	Aa2/A	1,179,144
1,300,000	5.000%, 08/01/18 NPFG/ FGIC Insured	Aa2/A	1,419,340
890,000	5.000%, 08/01/19 NPFG/ FGIC Insured	Aa2/A	971,702

	County of Kauai, Hawaii, 2005-Series A, Unrefunded
715,000	5.000%, 08/01/16 NPFG/ FGIC Insured	Aa2/AA	773,351
930,000	5.000%, 08/01/17 NPFG/ FGIC Insured	Aa2/AA	1,001,303
760,000	5.000%, 08/01/18 NPFG/ FGIC Insured	Aa2/AA	815,016
510,000	5.000%, 08/01/19 NPFG/ FGIC Insured	Aa2/AA	547,026

	County of Kauai, Hawaii, Refunding, Series A
1,000,000	3.250%, 08/01/21	Aa2/AA	1,047,810
1,445,000	4.000%, 08/01/22	Aa2/AA	1,569,559
1,240,000	4.000%, 08/01/24	Aa2/AA	1,332,777
1,000,000	3.625%, 08/01/25	Aa2/AA	1,024,290
970,000	3.000%, 08/01/25	Aa2/AA	904,845
600,000	3.000%, 08/01/26	Aa2/AA	549,666
2,280,000	4.500%, 08/01/28	Aa2/AA	2,441,287
345,000	5.000%, 08/01/29	Aa2/AA	380,984

	County of Maui, Hawaii
1,035,000	3.000%, 06/01/27	Aa1/AA+	935,940
2,000,000	3.000%, 06/01/28	Aa1/AA+	1,766,240

	County of Maui, Hawaii
1,250,000	3.800%, 03/01/16 NPFG Insured	Aa1/AA+	1,307,075

	County of Maui, Hawaii, Prerefunded to 03/01/15 @ 100
180,000	5.000%, 03/01/18 NPFG Insured	Aa1/NR	193,381
515,000	5.000%, 03/01/19 NPFG Insured	Aa1/NR	553,285

	County of Maui, Hawaii, Unrefunded Balance
410,000	5.000%, 03/01/17 NPFG Insured	Aa1/NR	435,543
820,000	5.000%, 03/01/18 NPFG Insured	Aa1/NR	868,290
590,000	5.000%, 03/01/19 NPFG Insured	Aa1/NR	624,845

	County of Maui, Hawaii, Series A
1,165,000	4.375%, 07/01/19 NPFG Insured	Aa1/AA+	1,257,734
750,000	5.000%, 07/01/20 NPFG Insured	Aa1/AA+	821,040

	County of Maui, Hawaii, Refunding, Series B
3,950,000	4.000%, 06/01/19	Aa1/AA+	4,344,329
4,620,000	4.000%, 06/01/20	Aa1/AA+	5,060,332
2,385,000	4.000%, 06/01/21	Aa1/AA+	2,580,809

	Commonwealth of the Northern Mariana Islands, Prerefunded to 10/01/13 @100
500,000	6.750%, 10/01/33	B2/AA+	507,920

	State of Hawaii
6,285,000	5.000%, 05/01/19	Aa2/AA	7,245,411

	State of Hawaii
5,000,000	5.000%, 07/01/16 AMBAC Insured	Aa2/AA	5,415,700

	State of Hawaii, Prerefunded to 05/01/18 @100
715,000	5.000%, 05/01/19	NR/NR**	834,741

	State of Hawaii, Prerefunded 10/01/14 @100
5,000,000	5.000%, 10/01/22 NPFG Insured	Aa2/AA	5,292,300

	State of Hawaii, Series CM
3,000,000	6.500%, 12/01/15 NPFG/ FGIC Insured	Aa2/AA	3,403,650

	State of Hawaii, Series DD Prerefunded 5/01/14 @100
5,000,000	5.250%, 05/01/23 NPFG Insured	Aa2/AA	5,205,750

	State of Hawaii, Series DE Prerefunded 10/01/14 @100
750,000	5.000%, 10/01/17 NPFG Insured	Aa2/AA	793,845
15,760,000	5.000%, 10/01/21 NPFG Insured	Aa2/AA	16,691,574
240,000	5.000%, 10/01/21 NPFG Insured	Aa2/A	254,186
2,500,000	5.000%, 10/01/24 NPFG Insured	Aa2/AA	2,646,150

	State of Hawaii, Series DF Prerefunded 07/01/15 @100
3,500,000	5.000%, 07/01/18 AMBAC Insured	Aa2/AA	3,804,850
7,005,000	5.000%, 07/01/22 AMBAC Insured	Aa2/AA	7,622,491
2,995,000	5.000%, 07/01/22 AMBAC Insured	Aa2/NR	3,259,009
3,390,000	5.000%, 07/01/23 AMBAC Insured	Aa2/NR	3,688,829
1,610,000	5.000%, 07/01/23 AMBAC Insured	Aa2/AA	1,751,922
10,510,000	5.000%, 07/01/24 AMBAC Insured	Aa2/AA	11,425,421

	State of Hawaii, Series DF
5,000,000	5.000%, 07/01/25 AMBAC Insured	Aa2/AA	5,307,000

	State of Hawaii, Series DG, Refunding
2,000,000	5.000%, 07/01/17 AMBAC Insured	Aa2/AA	2,156,760

	State of Hawaii, Series DI, Prerefunded to 03/01/16 @100
5,000,000	5.000%, 03/01/20 AGM Insured	Aa2/AA	5,551,800
2,750,000	5.000%, 03/01/21 AGM Insured	Aa2/AA	3,053,490
5,000,000	5.000%, 03/01/22 AGM Insured	Aa2/AA	5,551,800

	State of Hawaii, Series DJ
5,000,000	5.000%, 04/01/23 AGM - CR AMBAC Insured	Aa2/AA	5,570,950

	State of Hawaii, Series DJ, Prerefunded to 04/01/17 @100
2,535,000	5.000%, 04/01/23 AMBAC Insured	Aa2/AA-	2,900,674

	State of Hawaii, Series DJ, Unrefunded Balance
2,465,000	5.000%, 04/01/23 AMBAC Insured	Aa2/AA	2,746,478

	State of Hawaii, Series DK
1,000,000	5.000%, 05/01/20	Aa2/AA	1,146,310

	State of Hawaii, Series DN
1,000,000	5.250%, 08/01/25	Aa2/AA	1,145,760

	State of Hawaii, Series DQ
10,000,000	5.000%, 06/01/23	Aa2/AA	11,604,000

	State of Hawaii, Series DY, Refunding
5,765,000	5.000%, 02/01/20	Aa2/AA	6,814,230

	State of Hawaii, Series DZ
1,500,000	5.000%, 12/01/19	Aa2/AA	1,775,430
1,485,000	5.000%, 12/01/23	Aa2/AA	1,717,447
7,500,000	5.000%, 12/01/26	Aa2/AA	8,494,350
5,000,000	5.000%, 12/01/28	Aa2/AA	5,588,550
10,575,000	5.000%, 12/01/29	Aa2/AA	11,738,039
8,500,000	5.000%, 12/01/30	Aa2/AA	9,369,720
1,500,000	5.000%, 12/01/31	Aa2/AA	1,647,765

	State of Hawaii, Series EE
1,195,000	5.000%, 11/01/21	Aa2/AA	1,425,241
5,000,000	5.000%, 11/01/22	Aa2/AA	5,933,450
1,000,000	5.000%, 11/01/24	Aa2/AA	1,159,870
1,000,000	5.000%, 11/01/27	Aa2/AA	1,133,770

	Total General Obligation Bonds		498,570,470

Revenue Bonds (40.6%):

	City and County of Honolulu, Hawaii, Board of Water Supply Water System
1,070,000	4.500%, 07/01/22 NPFG Insured	Aa2/AA	1,139,336
5,000,000	5.000%, 07/01/26 NPFG Insured	Aa2/AA	5,370,450

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Prerefunded to 07/01/16 @100
2,005,000	4.500%, 07/01/22 NPFG Insured	Aa2/NR	2,219,655

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Prerefunded to 07/01/14 @100
2,545,000	4.750%, 07/01/19 NPFG/ FGIC Insured	Aa2/AA	2,658,940

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Refunding Series A
4,525,000	4.500%, 07/01/24 NPFG Insured	Aa2/AA	4,804,736

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Refunding Series A
4,795,000	4.500%, 07/01/29	Aa2/NR***	5,071,144
4,955,000	4.500%, 07/01/30	Aa2/NR***	5,205,574
5,020,000	5.000%, 07/01/31	Aa2/NR***	5,479,280
3,040,000	5.000%, 07/01/32	Aa2/NR***	3,315,728
5,495,000	5.000%, 07/01/33	Aa2/NR***	5,958,503

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Refunding Series A, Prerefunded to 07/01/14 @100
400,000	4.750%, 07/01/20 NPFG/ FGIC Insured	Aa2/AA	417,908

	City and County of Honolulu, Hawaii, Wastewater System
405,000	5.000%, 07/01/18 NPFG/ FGIC Insured	Aa2/AA	433,164
220,000	5.000%, 07/01/22 NPFG/ FGIC Insured	Aa2/AA	233,730
240,000	5.000%, 07/01/24 NPFG/ FGIC Insured	Aa2/AA	254,251

	City and County of Honolulu, Hawaii, Wastewater System
5,000,000	5.000%, 07/01/32 NPFG Insured	Aa3/AA-	5,306,450

	City and County of Honolulu, Hawaii, Wastewater System
5,360,000	4.500%, 07/01/28	Aa2/NR***	5,681,064
4,480,000	4.500%, 07/01/30	Aa2/NR***	4,685,005
1,000,000	4.000%, 07/01/31	Aa2/NR***	1,004,080
2,000,000	5.250%, 07/01/36	Aa2/NR***	2,207,020

	City and County of Honolulu, Hawaii, Wastewater System, Prerefunded to 07/01/15 @100
2,965,000	5.000%, 07/01/18 NPFG/ FGIC Insured	Aa2/A	3,226,365
1,605,000	5.000%, 07/01/22 NPFG/ FGIC Insured	Aa2/A	1,746,481
1,760,000	5.000%, 07/01/24 NPFG/ FGIC Insured	Aa2/A	1,915,144

	City and County of Honolulu, Hawaii, Wastewater System, First Bond Resolution-Senior Series A
1,000,000	5.000%, 07/01/20	Aa2/AA	1,157,050
2,455,000	5.000%, 07/01/21	Aa2/AA	2,803,512
2,800,000	5.000%, 07/01/22	Aa2/AA	3,162,488
3,300,000	5.000%, 07/01/23	Aa2/AA	3,696,132
2,500,000	5.000%, 07/01/24	Aa2/AA	2,779,700

	City and County of Honolulu, Hawaii, Wastewater System, First Bond Resolution, Senior Series A
1,000,000	5.000%, 07/01/36 NPFG Insured	Aa2/AA	1,051,300

	City and County of Honolulu, Hawaii, Wastewater System, Second Bond Resolution Resolution-Junior-Series A
1,155,000	4.000%, 07/01/13	Aa3/AA-	1,155,114
1,000,000	4.000%, 07/01/14	Aa3/AA-	1,036,710
1,080,000	5.000%, 07/01/22	Aa3/AA-	1,213,445

	City and County of Honolulu, Hawaii, Wastewater System, Second Bond Resolution Resolution-Junior-Series A
7,400,000	4.500%, 07/01/27	Aa3/AA-	7,855,544

	City and County of Honolulu, Hawaii, Wastewater System, Second Bond, Junior B-1 Remarket 09/15/06
1,340,000	5.000%, 07/01/18 NPFG Insured	Aa3/AA-	1,468,573
1,935,000	5.000%, 07/01/19 NPFG Insured	Aa3/AA-	2,118,283
2,035,000	5.000%, 07/01/20 NPFG Insured	Aa3/AA-	2,218,415

	City and County of Honolulu, Hawaii, Wastewater System, Senior First Bond Resolution - A
2,000,000	5.000%, 07/01/29	Aa2/NR***	2,207,040
1,000,000	5.000%, 07/01/30	Aa2/NR***	1,096,290
1,000,000	5.000%, 07/01/31	Aa2/NR***	1,091,490
1,500,000	5.000%, 07/01/32	Aa2/NR***	1,630,095
4,000,000	5.000%, 07/01/37	Aa2/NR***	4,293,440
2,500,000	5.000%, 07/01/42	Aa2/NR***	2,663,950

	City and County of Honolulu, Hawaii, Wastewater System, Senior First Bond Resolution - B
2,000,000	4.000%, 07/01/28	Aa2/NR***	2,040,940
3,000,000	4.000%, 07/01/30	Aa2/NR***	3,015,780

	Hawaii State Department of Budget and Finance of the State of Hawaii Special Purpose Revenue (Hawaiian Electric Company, Inc. and Subsidiaries Projects), Series A-AMT
5,700,000	5.650%, 10/01/27 NPFG Insured	Baa1/A	5,718,582

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Company, Inc.), Series A
4,965,000	5.500%, 12/01/14 AMBAC Insured	Baa1/BBB-	4,975,923

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Company, Inc. and Subsidiaries Projects), Series B-AMT
1,000,000	5.000%, 12/01/22 Syncora Guarantee, Inc. Insured	Baa1/BBB-	1,001,090

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Company, Inc. and Subsidiaries Projects) Refunding Series 2005A
2,000,000	4.800%, 01/01/25 FGIC Insured	Baa1/BBB-	2,019,520

	Hawaii State Department of Budget and Finance, Special Purpose Revenue Linked Certificates (Kapiolani Health Care)
1,125,000	6.400%, 07/01/13	A3/A-	1,125,171

	Hawaii State Department of Budget and Finance, Special Purpose Revenue Refunding Queens Health System, Series A VRDO*, weekly reset
17,645,000	0.080%, 07/01/29 Bank of America LOC	VMIG2/A-1*	17,645,000

	Hawaii State Department of Budget and Finance, Special Purpose Revenue Refunding Queens Health System, Series B, VRDO* weekly reset
19,100,000	0.070%, 07/01/29 Bank of America LOC	VMIG2/A-1*	19,100,000

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Wilcox Memorial Hospital Projects)
1,145,000	5.350%, 07/01/18	A3/A-	1,147,439

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Senior Living Revenue, Kahala Nui)
3,175,000	5.125%, 11/15/32	NR/NR*****	3,223,197

	Hawaii State Department of Hawaiian Home Lands
730,000	4.500%, 04/01/14	A1/NR****		748,119
500,000	5.000%, 04/01/15	A1/NR****		530,190
715,000	5.000%, 04/01/17	A1/NR****		782,510
1,000,000	5.500%, 04/01/20	A1/NR****		1,114,770

	Puerto Rico Commonwealth Highway & Transportation Authority, Series G, Prerefunded to 07/01/13 @100
840,000	5.250%, 07/01/15 FGIC Insured	Baa3/NR		840,000

	Puerto Rico Electric Power Authority Power Revenue, Refunding Series UU
1,000,000	4.250%, 07/01/13	Baa3/BBB		1,000,078

	Puerto Rico Electric Power Authority Power Revenue Series NN, Prerefunded to 07/01/13 @100
1,500,000	5.125%, 07/01/29	NR/NR**		1,500,000

	Puerto Rico Electric Power Authority Power Revenue Series QQ
3,195,000	5.500%, 07/01/16 Syncora Guarantee, Inc. Insured	Baa3/BBB		3,368,648

	Puerto Rico Electric Power Authority Power Revenue Series TT
5,000,000	5.000%, 07/01/26	Baa3/BBB		4,632,700

	State of Hawaii Airport System Revenue Refunding, AMT
15,000,000	5.000%, 07/01/21	A2/A		17,187,150
5,000,000	5.000%, 07/01/22	A2/A		5,645,450
1,500,000	5.000%, 07/01/23	A2/A		1,668,990
3,000,000	5.000%, 07/01/24	A2/A		3,287,340

	State of Hawaii Airport System Revenue Refunding, Series A
1,150,000	5.250%, 07/01/21	A2/A		1,337,358
1,000,000	5.250%, 07/01/23	A2/A		1,148,490
1,000,000	5.250%, 07/01/27	A2/A		1,110,360

	State of Hawaii Airport System Revenue, Series A
1,320,000	5.250%, 07/01/20	A2/A		1,543,304
2,000,000	4.000%, 07/01/20	A2/A		2,179,340
3,000,000	5.000%, 07/01/22	A2/A		3,424,800
1,000,000	5.250%, 07/01/28	A2/A		1,103,820

	State of Hawaii Harbor Capital Improvement, Series B-AMT
3,000,000	5.500%, 07/01/19 AMBAC Insured	NR/NR**		3,006,270

	State of Hawaii Harbor System, Series A
16,500,000	5.750%, 07/01/35	A2/A	+	18,193,725
4,000,000	5.625%, 07/01/40	A2/A	+	4,357,520

	State of Hawaii Harbor System, Series A 2006
4,910,000	5.250%, 01/01/25 AGM Insured	A2/AA-		5,050,819
1,450,000	5.250%, 01/01/27 AGM Insured	A2/AA-		1,482,248

	State of Hawaii Harbor System, Series A-AMT
2,000,000	5.250%, 07/01/15 AGM Insured	A2/AA-		2,169,100
2,215,000	5.250%, 07/01/17 AGM Insured	A2/AA-		2,480,999

	State of Hawaii Highway Revenue
500,000	5.000%, 01/01/14	Aa2/AA+		511,705
1,000,000	5.250%, 01/01/17	Aa2/AA+		1,136,720
1,000,000	5.250%, 01/01/18	Aa2/AA+		1,158,150
6,135,000	5.500%, 07/01/18	Aa2/AA+		7,262,920
5,220,000	6.000%, 01/01/23	Aa2/AA+		6,019,234

	State of Hawaii Highway Revenue, Series A
1,000,000	5.000%, 07/01/20 AGM Insured	Aa2/AA+		1,066,680
2,000,000	5.000%, 07/01/22 AGM Insured	Aa2/AA+		2,124,820

	State of Hawaii Highway Revenue, Series A
6,000,000	5.000%, 01/01/28	Aa2/AA+	6,642,480
4,100,000	5.000%, 01/01/29	Aa2/AA+	4,504,301
3,980,000	5.000%, 01/01/30	Aa2/AA+	4,345,085
3,040,000	5.000%, 01/01/32	Aa2/AA+	3,291,256

	State of Hawaii Highway Revenue, Series B
2,385,000	5.000%, 07/01/16 AGM Insured	Aa2/AA+	2,571,936

	State of Hawaii Housing Finance and Development Corp., Iwilei Apartments, Series A
2,000,000	3.750%, 01/01/31 FHLMC Insured	NR/AA+	1,892,560

	State of Hawaii Housing Finance and Development Corp. Single Family Mortgage, Series B
2,100,000	4.500%, 01/01/26 FNMA/GNMA Collateralized	Aaa/AA+	2,263,674

	State of Hawaii Housing Finance and Development Corp. Multifamily Revenue, Halekauwila Place, Series 2012A
2,000,000	0.700%, 12/01/15 FHA insured	NR/AA+	1,998,080

	State of Hawaii Housing Finance and Development Corp. Multifamily Revenue, Kuhio Park Terrace, Series B
3,525,000	1.250%, 10/01/13 FHLMC Insured	NR/AA+	3,525,564

	University of Hawaii
2,000,000	5.000%, 10/01/23 AGC-ICC NPFG Insured	Aa2/AA-	2,186,860

	University of Hawaii
5,000,000	5.000%, 07/15/21 NPFG Insured	Aa2/A+	5,456,300

	University of Hawaii, Series A
1,000,000	4.000%, 10/01/18	Aa2/A+	1,104,330
2,725,000	5.500%, 10/01/22	Aa2/A+	3,143,696
5,225,000	5.250%, 10/01/34	Aa2/A+	5,684,696

	University of Hawaii, Revenue Refunding, Series A
760,000	5.000%, 10/01/15	Aa2/A+	830,855
625,000	4.000%, 10/01/16	Aa2/A+	681,138
1,510,000	5.000%, 10/01/17	Aa2/A+	1,726,504
230,000	2.000%, 10/01/18	Aa2/A+	229,998

	University of Hawaii, Revenue Refunding, Series A
1,000,000	4.500%, 07/15/23 NPFG Insured	Aa2/A+	1,069,860
4,840,000	4.500%, 07/15/25 NPFG Insured	Aa2/A+	5,145,840

	University of Hawaii, Series A-2
1,000,000	4.000%, 10/01/14	Aa2/A+	1,042,850
500,000	4.000%, 10/01/15	Aa2/A+	535,515
1,125,000	4.000%, 10/01/16	Aa2/A+	1,226,048
2,175,000	4.000%, 10/01/17	Aa2/A+	2,397,742
1,000,000	4.000%, 10/01/19	Aa2/A+	1,108,150

	University of Hawaii, Series B-2
1,500,000	4.000%, 10/01/14	Aa2/A+	1,564,275

	Total Revenue Bonds		350,389,141

	Total Investments (cost $821,750,958-note b) - 98.3%		848,959,611
	Other assets less liabilities - 1.7%		14,265,170
	NET ASSETS - 100.0%		$863,224,781

* Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

** Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO" or "Credit Rating Agency") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

Fitch Ratings:
*** AA
**** A
*****BBB

Percent of
	Portfolio Distribution By Quality Rating	Investments †
	Aaa or VMIG2 of Moody's and A-1 of S&P	4.6%
	Prerefunded bonds †† / Escrowed to Maturity bonds	25.1
	Aa of Moody's or AA of S&P	57.6
	A of Moody's	9.3
	Baa of Moody's	3.1
	Not rated**	0.3
100.0%

† Calculated using the Moody's rating unless otherwise noted.

†† Prerefunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CR	Custodial Receipts
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICC	Insured Custody Certificate
LOC	Letter of Credit
NPFG	National Public Finance Guarantee
NR	Not Rated
TCRS	Transferable Custodial Receipts
VRDO	Variable Rate Demand Obligation

See accompanying notes to financial statements.

Hawaiian Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS
June 30, 2013
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $821,750,958 amounted to $27,208,653 which consisted of aggregate gross unrealized appreciation of $36,327,726 and aggregate gross unrealized depreciation of $9,119,073.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2013:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	848,959,611
Level 3 – Significant Unobservable Inputs	-
Total	$848,959,611

 +See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)  The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
August 20 , 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
August 20, 2013

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
August 20, 2013